DEPOSITS BY BANKS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 8,007	£ 6,737
Deposits from Banks, settlement activities	500	503
Drawdown from TFSME	4,500	3,900
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	625	572
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	435	543
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 6,947	£ 5,622